GENERAL AND ADMINISTRATION EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Salaries and employee benefits	$ 46,575	$ 18,953
Professional fees	25,830	12,660
Share-based compensation	19,025	9,796
Office and other expenses	12,460	8,867
Depreciation	808	1,932
Total general and administration expense	$ 104,698	$ 52,208